SUPPLEMENT TO MAY 1, 2004, PROSPECTUSES

for

VUL GuardSM 1

Variable Universal Life II (“VUL II”) 1

Variable Universal Life (“VUL”) 2, 3, 4

Survivorship Variable Universal Life II (“SVUL II”) 2, 4

Survivorship Variable Universal Life (“SVUL”) 2, 3, 4

and the August 9, 2004, Prospectus

for

SVUL GuardSM 1

[1]	Issued by Massachusetts Mutual Life Insurance Company (“MassMutual”)
[2]	Issued by MassMutual in California and New York, and by C.M. Life Insurance Company (“C.M. Life”) in all other jurisdictions
[3]	Product is no longer available for sale
[4]	Not available in Puerto Rico

The following changes are being made in the above-listed prospectuses:

1.	The listings for the “AIM Variable Insurance Funds” in the list of funds in the prospectuses are changed as followed:

AIM Variable Insurance Funds 1

AIM V.I. Financial Services Fund (Series I)

AIM V.I. Health Sciences Fund (Series I)

AIM V.I. Technology Fund (Series I)

2.	The lines for the INVESCO VIF funds in the “Investment Management Fees and Other Expenses” table are revised to read as follows:

Fund Name	Management Fees	Other Expenses	12b-1 Fees	Total Fund Operating Expenses
AIM V.I. Financial Services Fund (Series I)	0.75%	0.36%	—	1.11%[8,9]
AIM V.I. Health Sciences Fund (Series I)	0.75%	0.33%	—	1.08%[8,9]
AIM V.I. Technology Fund (Series I)	0.75%	0.41%	—	1.16%[8,9,10]

3.	The lines for the INVESCO VIF funds in the “Underlying Funds” table in the “Separate Account” section are revised to read as follows:

Investment Funds in Which the Divisions Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
AIM Variable Insurance Funds [1]
AIM V.I. Financial Services Fund (Series I)	Adviser: A I M Advisors, Inc. (“AIM”) [2] Sub-Adviser: N/A	Seeks capital growth. The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial-services sector.
AIM V.I. Health Sciences Fund (Series I)	Adviser: A I M Advisors, Inc. (“AIM”) [2] Sub-Adviser: N/A	Seeks capital growth. The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care.
AIM V.I. Technology Fund (Series I)	Adviser: A I M Advisors, Inc. (“AIM”) [2] Sub-Adviser: N/A	Seeks capital growth. The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

There are no other changes being made at this time.

December 22, 2004	Page 1 of 1	Li4200-04-5